Consolidated Statements of Cash Flows $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net income/(loss)		¥ (26,795,000)	$ (3,776)	¥ 355,201,000	¥ 450,144,000
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense		3,474,000	489	0	0
Depreciation and amortization of property, equipment and software		3,830,000	539	1,807,000	553,000
Inventory provision		24,574,000	3,462	1,378,000	0
Write-down of prepayments		141,000	20	0	0
Deferred income tax expense/(benefit)		(12,941,000)	(1,823)	42,000	0
Investment income		(7,000)	(1)	0	0
Changes in fair value of short-term investments		(174,000)	(25)	0	0
Impairment loss of cryptocurrency		34,000	5	0	0
Loss on disposal of property, equipment and software		4,000	1	0	0
Interest expense and guarantee fee		0	0	0	113,000
Foreign exchange gain		843,000	119	0	0
Changes in assets and liabilities:
Decrease in accounts receivable		0	0	0	6,530,000
Decrease /(Increase) in inventories		11,441,000	1,611	(12,342,000)	(57,337,000)
(Increase) in prepayments and other current assets		(23,546,000)	(3,316)	(3,844,000)	(30,508,000)
(Increase) Other non-current assets		(421,000)	(59)	0	0
Increase /(Decrease) in accounts payable		(2,708,000)	(381)	(3,680,000)	5,962,000
Increase /(Decrease) in contract liabilities		9,822,000	1,383	(2,996,000)	3,002,000
Change in right-of-use assets and lease liabilities	[1]	192,000	27	11,000	(74,000)
Increase /(Decrease) in income tax payable		(605,000)	(85)	2,239,000	0
(Decrease) in provision for warranty		(183,000)	(26)	(240,000)	0
Increase /(Decrease) in accrued liabilities and other liabilities		8,317,000	1,171	(10,891,000)	17,035,000
Net cash provided by/(used in) operating activities		(4,708,000)	(665)	326,685,000	395,420,000
Cash flows from investing activities:
Payment for short-term investments		(14,054,000)	(1,979)	0	0
Proceeds from disposal of short-term investments		639,000	90	0	0
Purchase of cryptocurrency		(679,000)	(96)	0	0
Purchase of property, equipment and software		(46,898,000)	(6,605)	(4,018,000)	(1,770,000)
Purchase of intangible assets		(3,425,000)	(482)	0	0
Prepayments on long-term assets		(569,000)	(80)	(112,856,000)	0
Net cash used in investing activities		(64,986,000)	(9,152)	(116,874,000)	(1,770,000)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		61,306,000	8,636	0	100,000,000
Payment for cost of issuance		(10,088,000)	(1,421)	0	0
Proceeds from capital contribution in a subsidiary from a shareholder		0	0	0	4,000,000
Proceeds from short-term debts		0	0	0	5,000,000
Repayment of short-term debts		0	0	0	(5,000,000)
Interest expense and guarantee fee		0	0	0	(113,000)
Contribution from the then shareholder for the reorganization		0	0	0	602,000
Distribution to the then shareholders for the reorganization		0	0	0	(10,543,000)
Amounts from to a related party		0	0	0	(4,803,000)
Net cash provided by financing activities		51,218,000	7,215	0	89,143,000
Net increase/(decrease) in cash and cash equivalents		(18,476,000)	(2,602)	209,811,000	482,793,000
Effect of exchange rate changes on cash and cash equivalent		995,000	140	0	0
Cash and cash equivalents, at the beginning of year		712,231,000	100,316	502,420,000	19,627,000
Cash and cash equivalents at the end of year		694,750,000	97,854	712,231,000	502,420,000
Supplemental disclosure of cash flow information:
Cash paid for interest		0	0	0	92,000
Cash paid for guarantee fee		0	0	0	21,000
Cash paid for income taxes		4,790,000	675	9,575,000	0
Supplemental disclosure of non-cash investing activities:
Purchases of property, equipment, and software included in accrued liabilities and other liabilities		¥ 1,224,000	$ 172	¥ 3,131,000	¥ 0

[1]	The reclassification of amortization of right-of-use assets and (decrease) in lease liabilities to changes in right-of-use assets and lease liabilities can be referenced in Note 2(ad).